SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended						6 Months Ended
	May 08, 2020	Sep. 10, 2019	Mar. 14, 2019	Jul. 31, 2020	Jul. 29, 2020	Jul. 21, 2020	Mar. 30, 2020	Jan. 29, 2020	Nov. 18, 2019	Jun. 30, 2020	Mar. 05, 2020	Feb. 28, 2020	Dec. 31, 2019	Feb. 06, 2019	Dec. 31, 2018
Common stock shares issued										21,952,470			1,952,470		1,443,720
Preferred stock, shares authorized													30,000,000		30,000,000
Shares issuable description		At any time after March 8, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.	The number of shares to be issued upon conversion would be determined by dividing the amount to be converted by 60% of the average of the three lowest closing prices of the Company’s common stock during the ten trading days immediately preceding the conversion date.				The Note matures 12 months after the date of the Note on March 23, 2021. The Note is convertible into shares of the Company’s common stock beginning on the date which is 180 days from the date of the Note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion		At any time after March 29, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.
Preferred stock shares issued for acquisition															30,000
Investor [Member]
Shares issuable description					(i) 250,000 shares of the Series B-1 Preferred Stock, (ii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2021, (iii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on July 21, 2021, and (iv) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2022.
Preferred stock shares issued for acquisition					250,000
Series B-1 Convertible Preferred Stock [Member]
Preferred stock, shares authorized						250,000
Shares issuable description	The Note matures 12 months after the date of the Note on May 7, 2021. The Note is convertible into shares of the Companys common stock beginning on the date which is 180 days from the date of the Note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion
Conversion feature description						Each share of Series B-1 Preferred Stock is convertible into 1.667 shares of Company common stock (subject to a 4.99% beneficial ownership limitation).
Series B-2 Convertible Preferred Stock [Member]
Preferred stock, shares authorized						750,000
Common shares convertible description						Each share of Series B-2 Preferred Stock is convertible into a number of shares of Company common stock equal to $1.00 divided by (i) the lesser of $0.60 or 60% of the 14-day average closing price of the Company’s common stock at the time of conversion (the “Market Price”) if the conversion occurs within 6 months of July 21, 2020, or (ii) 60% of the Market Price if the conversion occurs at least 6 months after July 21, 2020 (subject to a 4.99% beneficial ownership limitation). The Series B-2 Preferred Stock entitles the holder to one vote per share.
Beneficial ownership limitation						4.99%
Chris Chumas [Member]
Common stock shares issued								7,000,000
Partial conversion of promissory notes in the principal amount								$ 7,000
Board of Directors [Member] | July 1, 2020 [Member]
Consulting services agreement description										The Company entered into a consulting services agreement with Mr. Shellady, pursuant to which Mr. Shellady would (i) render marketing, sales, distribution, and branding services to the Company; and (ii) would be paid $5,000 per month and 100,000 shares of Company common stock for services rendered during the initial term from July 1, 2020, through December 31, 2020.
Convertible Promissory Note [Member]
Common stock subsequently issued shares				111,359
Shares issued principal amount				$ 60,000
Conversion price				60.00%
Spire Holdings LLC [Member] | Branding Agreement [Member]
Common stock, shares issued												6,000,000
Shares issued principal amount								$ 7,000
Common stock shares issued								7,000,000						6,000,000
PowerUp Lending Group Ltd. [Member]
Convertible promissory note											$ 93,368
Mr. William Alessi [Member]
Shares issued principal amount								$ 7,000
Common stock shares issued								7,000,000						6,000,000
Partial conversion of promissory notes in the principal amount								$ 7,000
Preferred stock shares issued for acquisition														6,000,000